Other Current Assets and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other Current Assets and Accrued Liabilities
Schedule of other current assets

	December 31,	December 31,
(in thousands)	2021	2020
Predecessor seller receivable[1]	$—	$1,691
Other	1,389	346
Total	$1,389	$2,037

[1] Represents amounts due from the former owners of the Predecessor for non-income tax related assessments.

Schedule of accrued liabilities

	December 31,	December 31,
(in thousands)	2021	2020
Property and equipment	$12,104	$708
Employee compensation	5,044	2,474
Charging equipment and services	2,309	1,378
Other	7,621	6,385
Total	$27,078	$10,945